Finance expense (Tables)	12 Months Ended
Dec. 31, 2017
Finance expense
Schedule of finance costs

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Senior secured and senior notes	384	416	378
Term loan	5	26	26
Other interest expense	6	7	8
Interest expense	395	449	412
Net pension interest cost (Note 19)	22	24	23
Loss on derivative financial instruments	24	—	—
Foreign currency translation losses/(gains)	19	(18)	77
Other finance (income)/expense	(1)	(5)	2
Finance expense before exceptional items	459	450	514
Exceptional finance expense (Note 4)	123	165	13
Total finance expense	582	615	527
Exceptional finance income (Note 4)	—	(78)	—
Net finance expense	582	537	527